Fair Value Measurement (Fair Value, by Balance Sheet Grouping) (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale investment securities	$ 111,353	$ 133,625	$ 135,721
Held-to-maturity investment securities	71,199	0
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	29,179	45,973	13,284
Interest-bearing time balances with other financial institutions			4,317
Available for sale investment securities	111,353	133,625	135,721
Held-to-maturity investment securities	71,096
Loans held for sale	2,369	1,959
Net loans and leases	854,594	806,741	730,345
Restricted investment in bank stocks	3,985	2,443	4,266
Accrued interest receivable	3,991	3,928	3,813
Mortgage servicing rights	135	144	174
Deposits	987,468	935,373	777,043
Short-term borrowings	21,468		31,596
Long-term debt	13,467	13,581	40,305
Subordinated debt	7,419	7,414	7,500
Accrued interest payable	788	515	390
Commitments to extend credit	0	0
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	29,179	45,973	13,284
Interest-bearing time balances with other financial institutions			4,317
Available for sale investment securities	111,353	133,625	135,721
Held-to-maturity investment securities	71,199
Loans held for sale	2,369	1,959
Net loans and leases	874,192	824,293	738,773
Restricted investment in bank stocks	3,985	2,443	4,266
Accrued interest receivable	3,991	3,928	3,813
Mortgage servicing rights	135	144	174
Deposits	988,200	935,075	777,320
Short-term borrowings	21,468		31,596
Long-term debt	12,149	13,614	39,626
Subordinated debt	7,420	7,534	7,500
Accrued interest payable	788	515	$ 390
Commitments to extend credit	$ 0	$ 0